Expense Example, No Redemption - PIMCO RAE PLUS Fund	Administrative 1 Year	Administrative 3 Years	Administrative 5 Years	Administrative 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years
USD ($)	493	742	1,010	1,775	198	612	1,052	2,275